BLACKROCK FUNDS VII, INC.

BlackRock Sustainable Emerging Markets Equity Fund

(the “Fund”)

Supplement dated March 5, 2025 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund, each dated August 28, 2024, as supplemented to date

On February 20, 2025, the Board of Directors of BlackRock Funds VII, Inc. approved a change in the name of the Fund to “BlackRock Sustainable Aware Emerging Markets Equity Fund” and certain changes to the Fund’s investment strategy and investment process in order to satisfy new requirements pursuant to the recent amendments to Rule 35d-1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on or about August 28, 2025.

Accordingly, effective on or about August 28, 2025, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

BlackRock Sustainable Emerging Markets Equity Fund is renamed BlackRock Sustainable Aware Emerging Markets Equity Fund.

The sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Emerging Markets Equity Fund — Principal Investment Strategies of the Fund” and “Fund Overview — Key Facts About BlackRock Sustainable Emerging Markets Equity Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund pursues an ESG uplift strategy by seeking to maintain an aggregate ESG assessment at a portfolio level that is at least 10% better than that of the MSCI Emerging Markets Index (the “Benchmark”). BlackRock makes such assessment by utilizing Fund management’s proprietary framework as well as certain third-party data. These assessments versus the Benchmark are determined at the time of investment and the Fund may deviate from its uplift targets due to, among other factors, market movements or changes in data. In addition, the Fund utilizes exclusionary screens based on certain ESG criteria, which are described below.

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in the equity securities of issuers located in countries with emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

An emerging market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. For this purpose, emerging markets include, but are not limited to, the markets of all countries that comprise the Benchmark. The Fund may also consider an issuer to be located in a country that has an emerging market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represents assets or activities located in such countries.

Equity securities in which the Fund invests include common stock and preferred stock. The Fund may also purchase convertible securities. The Fund may invest in equity securities of any market capitalization. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may invest up to 25% of its assets in equity securities of issuers domiciled in the People’s Republic of China (“China” or the “PRC” and, for the purpose of this policy, excluding Hong Kong, Macau and Taiwan) and listed in China that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, “Stock Connect”).

To determine the Fund’s investable universe, Fund management first seeks to screen out certain issuers based on ESG criteria determined by BlackRock, subject to the considerations noted below.

Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive more than five percent of revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive at least fifty percent of revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; (vi) issuers that derive more than five percent of revenue from oil sands extraction; and (vii) issuers identified as violators of the United Nations Global Compact, which are globally accepted principles covering corporate behavior in the areas of human rights, labor, environment, and anti-corruption.

Notwithstanding the foregoing, the Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) or (vi) above.

The Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available.

The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG criteria used by BlackRock.

The Fund will seek to invest in companies with sustainable business models which have a strong consideration for ESG risks and opportunities. Investment decisions are based on BlackRock’s fundamental research focusing on bottom up (i.e., company-specific) analysis that seeks to identify and select equity and equity-related securities that can, as a portfolio, deliver the Fund’s investment objective. BlackRock’s company-specific research uses techniques to assess equity characteristics such as strength of earnings, quality of balance sheet, cashflow trends and relative valuation, as well as assessing companies’ ESG practices. BlackRock also uses macro-economic and country level research to inform its equity selection and to identify opportunities where it considers particular countries may generate strong performance. BlackRock has a flexible allocation strategy with a focus on ESG principles which means that it does not have a persistent bias towards particular categories of investment, such as specific countries, industries or style factors (i.e., specific characteristics of companies that may be considered by Fund management to drive returns), but it may make allocation decisions based on such categories at particular times and will have a bias towards investments that BlackRock considers to have strong or improving ESG practices.

ESG-related characteristics are not the sole considerations in the investment process and BlackRock’s evaluation of ESG characteristics may change over time.

The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including, but not limited to, the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — Investment Process” is deleted in its entirety and replaced with the following:

To determine the Fund’s investable universe, Fund management first seeks to screen out certain issuers based on ESG criteria determined by BlackRock Advisors, LLC (“BlackRock”), subject to the considerations noted below.

Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive more than five percent of revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive at least fifty percent of revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; (vi) issuers that derive more than five percent of revenue from oil sands extraction; and (vii) issuers identified as violators of the United Nations Global Compact, which are globally accepted principles covering corporate behavior in the areas of human rights, labor, environment, and anti-corruption.

Notwithstanding the foregoing, the Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) or (vi) above.

The Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available.

The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG criteria used by BlackRock.

The Fund will seek to invest in companies with sustainable business models which have a strong consideration for ESG risks and opportunities. Investment decisions are based on BlackRock’s fundamental research focusing on bottom up (i.e., company-specific) analysis that seeks to identify and select equity and equity-related securities that can, as a portfolio, deliver the Fund’s investment objective. BlackRock’s company-specific research uses techniques to assess equity characteristics such as strength of earnings, quality of balance sheet, cashflow trends and relative valuation, as well as assessing companies’ ESG practices. BlackRock also uses macro-economic and country level research to inform its equity selection and to identify opportunities where it considers particular countries may generate strong performance. BlackRock has a flexible allocation strategy with a focus on ESG principles which means that it does not have a persistent bias towards particular categories of investment, such as specific countries, industries or style factors (i.e., specific characteristics of companies that may be considered by Fund management to drive returns), but it may make allocation decisions based on such categories at particular times and will have a bias towards investments that BlackRock considers to have strong or improving ESG practices.

ESG-related characteristics are not the sole considerations in the investment process and BlackRock’s evaluation of ESG characteristics may change over time.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund pursues an ESG uplift strategy by seeking to maintain an aggregate ESG assessment at a portfolio level that is at least 10% better than that of the MSCI Emerging Markets Index (the “Benchmark”). BlackRock makes such assessment by utilizing Fund management’s proprietary framework as well as certain third-party data.

These assessments versus the Benchmark are determined at the time of investment and the Fund may deviate from its uplift targets due to, among other factors, market movements or changes in data. In addition, the Fund utilizes exclusionary screens based on certain ESG criteria, which are described above.

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in the equity securities of issuers located in countries with emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

An emerging market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. For this purpose, emerging markets include, but are not limited to, the markets of all countries that comprise the Benchmark. The Fund may also consider an issuer to be located in a country that has an emerging market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represents assets or activities located in such countries.

Equity securities in which the Fund invests include common stock and preferred stock. The Fund may also purchase convertible securities. The Fund may invest in equity securities of any market capitalization. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may invest up to 25% of its assets in equity securities of issuers domiciled in the People’s Republic of China (“China” or the “PRC” and, for the purpose of this policy, excluding Hong Kong, Macau and Taiwan) and listed in China that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, “Stock Connect”).

The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including, but not limited to, the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

Shareholders should retain this Supplement for future reference.

PR2SAI-SEME-0325SUP

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